Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.3333	0.3333	$ 0.3333
Common stock, shares authorized	60,000,000	60,000,000	60,000,000
Common stock, shares issued	23,475,431	23,475,431	23,475,431
Common stock, shares outstanding	23,475,431	23,475,431	23,475,431
Treasury stock, shares	2,507,314	2,507,314	2,507,314